POST-EMPLOYMENT BENEFITS - Fair Value of Plan Assets (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 14
Equity instruments	665
Debt instruments	831
Real Estate	8
Fixed insurance contracts	24
Total plan assets	1,542
Level 1
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	13
Equity instruments	567
Debt instruments	440
Real Estate	0
Fixed insurance contracts	0
Total plan assets	1,020
Level 2
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	1
Equity instruments	98
Debt instruments	264
Real Estate	8
Fixed insurance contracts	10
Total plan assets	381
Level 3
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	0
Equity instruments	0
Debt instruments	127
Real Estate	0
Fixed insurance contracts	14
Total plan assets	$ 141